Financial Assets - Summary of Securities at Fair Value through Profit or Loss (Detail) - CNY (¥) ¥ in Millions		Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Securities at fair value through profit or loss		¥ 161,570	¥ 141,608
Fair value [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss	[1]	161,570	141,608
Fair value [member] | Debt securities [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss		95,615	85,206
Fair value [member] | Debt securities [member] | Listed in Mainland, PRC [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss		32,333	35,804
Fair value [member] | Debt securities [member] | Listed in Hong Kong, PRC [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss		72	102
Fair value [member] | Debt securities [member] | Listed overseas [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss		262	167
Fair value [member] | Debt securities [member] | Unlisted [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss		62,948	49,133
Fair value [member] | Debt securities [member] | Government bonds [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss		1,638	41
Fair value [member] | Debt securities [member] | Government agency bonds [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss		4,422	6,859
Fair value [member] | Debt securities [member] | Corporate bonds [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss		86,803	77,215
Fair value [member] | Debt securities [member] | Others [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss		2,752	1,091
Fair value [member] | Equity securities [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss		65,955	56,402
Fair value [member] | Equity securities [member] | Listed in Mainland, PRC [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss		51,629	39,770
Fair value [member] | Equity securities [member] | Listed in Hong Kong, PRC [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss		80	611
Fair value [member] | Equity securities [member] | Listed overseas [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss		4,213	6,418
Fair value [member] | Equity securities [member] | Unlisted [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss		10,033	9,603
Fair value [member] | Equity securities [member] | Others [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss		262	20
Fair value [member] | Equity securities [member] | Funds [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss		16,835	16,101
Fair value [member] | Equity securities [member] | Others [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss		262	20
Fair value [member] | Equity securities [member] | Common stocks [member]
Disclosure of financial assets [line items]
Securities at fair value through profit or loss		¥ 48,858	¥ 40,281

[1]	The estimates and judgements to determine the fair value of financial assets are described in Note 3.2.